Shareholder Fees - FidelitySAIInternationalCreditFund-PRO	Mar. 01, 2024 USD ($)
FidelitySAIInternationalCreditFund-PRO | Fidelity SAI International Credit Fund
Shareholder Fees:
(fees paid directly from your investment)	none